Reconciliation of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Payment of cash consideration CNY	Dec. 31, 2011 Payment of cash consideration CNY	Dec. 31, 2011 Payment of stock consideration CNY	Dec. 31, 2012 Reclassification to equity upon resolution of contingencies CNY	Dec. 31, 2011 Reclassification to equity upon resolution of contingencies CNY	Dec. 31, 2011 Managed Network Entities CNY	Dec. 31, 2011 Guangzhou Gehua Network Technology and Development Co., ("Gehua") CNY	Dec. 31, 2012 Fastweb International Holdings CNY
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	214,427	136,741	$ 30,584
Contingent purchase consideration payable									169,168	77,469	116,040
Changes in the fair value	17,430	63,185
Contingent consideration settlement				(59,598)	(82,195)	(20,156)	(97,761)	(129,785)
Transfers in and/or out of Level 3
Ending Balance	190,538	214,427	$ 30,584